Income Taxes - Schedule of Reconciliation of Federal Income Tax Rate to Company's Effective Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S. statutory rate	21.00%		21.00%		21.00%	21.00%
State taxes, net of federal					3.35%	6.10%
Change in valuation allowance					2.10%	(134.18%)
Return to provision					(1.69%)	8.27%
Goodwill impairment					(22.60%)	0.00%
Permanent differences, net					0.61%	1.37%
Other					0.00%	0.00%
Income tax provision	0.12%	0.016%	(0.28%)	2.97%	2.77%	(97.44%)